TRADE RECEIVABLES AND OTHER - Additional Information (Details)					12 Months Ended
	Dec. 10, 2019 USD ($)	Dec. 09, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 29, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of trade and other receivables [line items]
Allowance (reversal) for impairment on trade receivables recognized					€ 400,000	€ (1,100,000)
Factored assets					574,000,000	601,000,000
Factored assets, derecognized from Consolidated Statement of Financial Position					(463,000,000)	446,000,000
Factored assets, recognized in Consolidated Statement of Financial Position					111,000,000	155,000,000
Debt due factor					0	€ 0
Factoring of receivables | Muscle Shoals factoring facility
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $			$ 300,000,000	$ 375,000,000
France | Factoring of receivables
Disclosure of trade and other receivables [line items]
Factoring maximum capacity					235,000,000
Germany, Switzerland and Czech Republic | Factoring of receivables
Disclosure of trade and other receivables [line items]
Factoring maximum capacity					€ 150,000,000
United States | Factoring of receivables | Constellium automotive
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $	$ 25,000,000	$ 33,000,000